Short-Term Bank Loans (Details) - Schedule of short-term bank loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of short-term bank loans [Abstract]
Secured bank borrowings	$ 1,180,656	$ 1,148,959
Carrying amount repayable within 1 year	$ 1,180,656	$ 1,148,959